Significant and Subsequent Events and Pending Acquisitions - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	Nov. 28, 2018	Nov. 26, 2018	Dec. 31, 2018	Nov. 01, 2018	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Goodwill					$ 16,536	$ 16,156	$ 16,662
Share repurchase program [member] | Normal Course Issuer Bid [member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares approved for repurchase	20.0
Agreement for Air Canada Credit Card Loyalty Program [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred, pending completion of transaction		$ 622
Expense recognized, pending completion of transaction		547
Expense recognized, pending completion of transaction		446
Intangible assets amortized, pending completion of transaction		75
prepayment plus applicable sales tax future purchase of loyalty points over tens year period, pending completion of transaction		308
Additional pre-tax cost from business acquisition		100
Agreement for Air Canada Credit Card Loyalty Program [member] | Air Canada Share Purchase Agreement With Aimia [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase consideration paid in cash		450
Liabilities assumed		$ 1,900
Redemption of capital trust securities [member] | TD Capital Trust III Securities - Series 2008 [member]
Disclosure of non-adjusting events after reporting period [line items]
Redemption price per TD CaTS III			$ 1,000
Greystone Capital Management Inc. [member] | Major business combination [member]
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of outstanding equity percentage				100.00%
Acquisition, net purchase consideration				$ 817
Purchase consideration paid in cash				475
Purchase consideration paid in shares, value				342
Deferred purchase consideration in common shares held in escrow				167
Purchase consideration paid in cash				169
Liabilities acquired				55
Purchase consideration allocated to customer relationship				140
Goodwill				$ 433
Greystone Capital Management Inc. [member] | Major business combination [member] | Common shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Common shares issued				4.7